Information by business segment and geographic area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	$ 15,458	$ 14,840	$ 18,601
Depreciation, depletion and amortization	(3,105)	(3,057)	(3,070)
Impairment and result on disposals of non-current assets, net and other (i)	(5,384)	(55)	(482)
EBITDA from associates and joint ventures	(1,072)	(940)	(844)
Operating income	5,897	10,788	14,205
Equity results and other results in associates and joint ventures	(218)	(269)	(1,108)
Financial results	(1,026)	(3,823)	(1,946)
Income before income taxes	4,653	6,696	11,151
Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	11,562	11,598	15,205
Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	2,052	3,166	3,136
Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	189	321	473
Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	13,803	15,085	18,814
Nickel [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	714	114	851
Copper [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	2,757	1,521	1,100
Other Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	(116)	(182)	12
Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	3,355	1,453	1,963
Other [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	$ (1,700)	$ (1,698)	$ (2,176)